Investment in receivables, net - Past due (Details) - Investments in receivables, net - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Non-accrual performing loans
Nonaccrual	$ 79,386	$ 121,337
Unites States
Investments in receivables, net
Unpaid principal balance	232,686	537,108
Non-accrual performing loans
Nonaccrual	79,386	121,337
Current | Unites States
Investments in receivables, net
Unpaid principal balance	133,846	352,403
30-59 | Unites States
Investments in receivables, net
Unpaid principal balance	10,742	33,683
60-89 | Unites States
Investments in receivables, net
Unpaid principal balance	8,712	29,685
>90 | Unites States
Investments in receivables, net
Unpaid principal balance	$ 79,386	$ 121,337